UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2015 (unaudited)

	Shares	Value*
COMMON STOCK—96.7%
Australia—2.7%
Austal Ltd.	18,300	$27,249
Blackmores Ltd.	300	22,398
Echo Entertainment Group Ltd.	20,473	71,541
Qantas Airways Ltd. (c)	5,998	14,328

		135,516

Belgium—0.3%
Gimv NV	350	16,613

Canada—0.6%
Just Energy Group, Inc.	4,909	29,590

China—2.5%
Bank of Chongqing Co., Ltd., Class H	42,500	31,119
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	21,039
Sohu.com, Inc. (c)	835	39,521
Yuzhou Properties Co., Ltd.	159,000	34,933

		126,612

Denmark—1.1%
SimCorp A/S (b)	587	28,109
Spar Nord Bank A/S	2,204	26,125

		54,234

France—2.1%
Altran Technologies S.A.	3,214	35,952
Boiron S.A.	276	29,475
Ipsen S.A.	546	36,617

		102,044

Hong Kong—3.0%
Champion REIT	125,000	62,138
Dah Sing Banking Group Ltd.	29,600	56,112
Shun Tak Holdings Ltd.	74,000	32,036

		150,286

India—1.9%
Syndicate Bank	16,441	21,255
WNS Holdings Ltd. ADR (c)	1,550	46,252
Wockhardt Ltd.	1,407	28,237

		95,744

Israel—1.0%
Isramco Negev 2 L.P.	132,820	22,979
Orbotech Ltd. (c)	1,505	25,073

		48,052

Italy—0.4%
ASTM SpA	1,385	18,362

Japan—9.3%
Aisan Industry Co., Ltd.	1,900	17,532
Alps Electric Co., Ltd.	3,600	112,499
Ashikaga Holdings Co., Ltd.	8,000	32,949
Chiyoda Integre Co., Ltd.	900	21,100
Fields Corp.	1,800	24,317
Gunze Ltd.	6,000	18,715
Kuroda Electric Co., Ltd.	1,400	25,860
Nichiha Corp.	1,500	21,001
Nippon Synthetic Chemical Industry Co., Ltd.	4,000	28,687
Nippon Thompson Co., Ltd.	2,900	12,945
Ryobi Ltd.	8,000	31,725
T-Gaia Corp.	4,300	70,351
Towa Pharmaceutical Co., Ltd.	300	23,445
Yorozu Corp.	1,100	21,820

		462,946

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2015 (unaudited) (continued)

	Shares	Value*
Korea (Republic of)—2.9%
BNK Financial Group, Inc.	1,648	$19,380
Hanil Cement Co., Ltd.	178	19,493
KB Insurance Co., Ltd.	768	15,868
Kwang Dong Pharmaceutical Co., Ltd.	2,104	21,855
OCI Materials Co., Ltd.	445	41,334
Tongyang Life Insurance	2,157	27,327

		145,257

Malaysia—0.7%
Evergreen Fibreboard Bhd. (c)	80,400	34,269

Mexico—0.2%
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A (c)	9,100	12,146

New Zealand—0.7%
Kiwi Property Group Ltd.	41,965	34,817

Poland—1.1%
Kernel Holding S.A.	4,876	53,818

Singapore—0.3%
Cache Logistics Trust REIT	21,400	15,311

South Africa—1.0%
Astral Foods Ltd.	2,336	31,421
Cashbuild Ltd.	705	16,630

		48,051

Switzerland—2.6%
BKW AG	812	30,912
Cembra Money Bank AG (b)(c)	250	15,321
Swiss Life Holding AG (c)	360	84,256

		130,489

Taiwan—2.9%
Farglory Land Development Co., Ltd.	36,000	33,435
Grand Pacific Petrochemical	51,000	25,795
Huaku Development Co., Ltd.	14,000	22,577
Pou Chen Corp.	38,000	61,535

		143,342

Thailand—0.6%
Thai Vegetable Oil PCL NVDR	38,000	29,174

United Kingdom—6.2%
Clinigen Group PLC (c)	4,026	43,863
Derwent London PLC REIT	1,164	63,939
JD Sports Fashion PLC	1,323	17,784
Micro Focus International PLC	1,250	24,967
Shaftesbury PLC REIT	6,484	89,013
UNITE Group PLC	2,000	19,769
Workspace Group PLC REIT	3,518	48,366

		307,701

United States—52.6%
Advanced Energy Industries, Inc. (c)	3,440	83,489
Allscripts Healthcare Solutions, Inc. (c)	1,270	17,488
American Eagle Outfitters, Inc.	1,700	28,934
Amsurg Corp. (c)	1,205	94,496
Ares Commercial Real Estate Corp. REIT	3,160	39,563
Armour Residential REIT, Inc. REIT	625	13,356
Beneficial Bancorp, Inc. (c)	3,095	38,502
Bob Evans Farms, Inc.	440	19,884
CBIZ, Inc. (c)	3,435	33,491
Centene Corp. (c)	1,255	77,459
Express, Inc. (c)	5,110	104,244
First Bancorp	1,110	18,892
Flagstar Bancorp, Inc. (c)	1,320	26,836
Foot Locker, Inc.	600	42,474
Fortinet, Inc. (c)	2,040	85,966
Group 1 Automotive, Inc.	495	43,263
Hanover Insurance Group, Inc.	400	31,560
HD Supply Holdings, Inc. (c)	790	26,070
Health Net, Inc. (c)	1,460	93,528
Hill-Rom Holdings, Inc.	700	36,988
HomeStreet, Inc. (c)	3,620	80,581

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2015 (unaudited) (continued)

	Shares	Value*
Horizon Pharma PLC (c)	2,380	$69,544
JetBlue Airways Corp. (c)	5,025	112,158
Knoll, Inc.	1,350	32,292
Leggett & Platt, Inc.	900	39,978
LifePoint Hospitals, Inc. (c)	1,220	95,319
Matrix Service Co. (c)	1,115	22,300
MEDNAX, Inc. (c)	305	24,568
Molina Healthcare, Inc. (c)	550	41,024
Oritani Financial Corp.	2,875	43,355
Owens Corning	1,125	49,826
Oxford Industries, Inc.	770	64,803
Panera Bread Co., Class A (c)	100	17,830
Premier, Inc., Class A (c)	805	28,698
Prestige Brands Holdings, Inc. (c)	2,050	95,366
ServiceMaster Global Holdings, Inc. (c)	925	32,541
Smith & Wesson Holding Corp. (c)	1,450	26,216
Solera Holdings, Inc.	1,235	59,490
Spirit AeroSystems Holdings, Inc., Class A (c)	2,185	111,675
Tableau Software, Inc., Class A (c)	835	78,632
Telephone & Data Systems, Inc.	3,130	89,017
Texas Roadhouse, Inc.	500	17,995
Total System Services, Inc.	945	43,309
Ulta Salon Cosmetics & Fragrance, Inc. (c)	590	93,273
USANA Health Sciences, Inc. (c)	395	57,864
Vail Resorts, Inc.	905	97,659
Vantiv, Inc., Class A (c)	1,830	80,593
VCA, Inc. (c)	695	38,489
Vocera Communications, Inc. (c)	1,920	22,541

		2,623,419

Total Common Stock (cost-$4,640,294)		4,817,793

	Principal Amount (000s)
SHORT-TERM INVESTMENTS—3.3%
Repurchase Agreements—3.1%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $157,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $160,200 including accrued interest (cost-$157,000)	$157	157,000

Certificate of Deposit—0.2%
Citibank Argentina, zero coupon, 3/16/16 (cost-$9,273)	9	9,273

Total Short-Term Investments (cost-$166,273)		166,273

Total Investments (cost-$4,806,567) (a)—100.0%		4,984,066
Other assets less liabilities—0.0%		2,120

Net Assets—100.0%		$4,986,186

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,886,515, representing 37.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Affiliated security.

(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Health Care Providers & Services	10.0%
Specialty Retail	8.4%
Real Estate Investment Trust	7.5%
Pharmaceuticals	6.2%
Software	5.6%
Hotels, Restaurants & Leisure	4.6%
Banks	4.5%
IT Services	4.1%
Thrifts & Mortgage Finance	3.8%
Insurance	3.2%
Textiles, Apparel & Luxury Goods	2.9%
Electronic Equipment, Instruments & Components	2.8%
Airlines	2.7%
Food Products	2.3%
Real Estate Management & Development	2.3%
Aerospace & Defense	2.2%
Chemicals	1.9%
Wireless Telecommunication Services	1.8%
Semiconductors & Semiconductor Equipment	1.7%
Personal Products	1.7%
Machinery	1.4%
Building Products	1.4%
Trading Companies & Distributors	1.0%
Leisure Equipment & Products	1.0%
Life Sciences Tools & Services	0.9%
Household Durables	0.8%
Internet Software & Services	0.8%
Health Care Technology	0.7%
Auto Components	0.7%
Health Care Equipment & Supplies	0.7%
Paper & Forest Products	0.7%
Professional Services	0.7%
Diversified Consumer Services	0.6%
Commercial Services & Supplies	0.6%
Industrial Conglomerates	0.6%
Electric Utilities	0.6%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	0.5%
Energy Equipment & Services	0.4%
Electrical Equipment	0.4%
Construction Materials	0.4%
Transportation Infrastructure	0.4%
Capital Markets	0.3%
Consumer Finance	0.3%
Certificate of Deposit	0.2%
Repurchase Agreements	3.1%
Other assets less liabilities	0.0%

100.0%

AllianzGI U.S. Unconstrained Equity Portfolio

August 31, 2015 (unaudited)

	Shares	Value*
COMMON STOCK (a)- 97.0%
Aerospace & Defense—1.9%
Boeing Co.	400	$52,272

Airlines—2.2%
United Continental Holdings, Inc. (b)	1,100	62,667

Auto Components—1.5%
Delphi Automotive PLC	550	41,536

Banks—5.5%
Ameris Bancorp	2,500	68,175
Citigroup, Inc.	1,600	85,568

		153,743

Beverages—3.7%
Constellation Brands, Inc., Class A	800	102,400

Biotechnology—4.8%
Biogen, Inc. (b)	175	52,027
Celgene Corp. (b)	700	82,656

		134,683

Capital Markets—1.8%
Ameriprise Financial, Inc.	450	50,702

Chemicals—4.3%
Ecolab, Inc.	700	76,398
LyondellBasell Industries NV, Class A	500	42,690

		119,088

Communications Equipment—2.5%
Palo Alto Networks, Inc. (b)	425	69,793

Diversified Financial Services—2.8%
CBOE Holdings, Inc.	1,250	79,075

Energy Equipment & Services—1.3%
Weatherford International PLC (b)	3,500	35,525
Food & Staples Retailing—6.7%
CVS Health Corp.	1,250	128,000
Diplomat Pharmacy, Inc. (b)	1,500	59,235

		187,235

Health Care Equipment & Supplies—2.1%
Inogen, Inc. (b)	1,200	59,148

Health Care Providers & Services—4.9%
Express Scripts Holding Co. (b)	800	66,880
UnitedHealth Group, Inc.	600	69,420

		136,300

Hotels, Restaurants & Leisure—3.0%
La Quinta Holdings, Inc. (b)	2,000	37,700
Restaurant Brands International, Inc.	1,188	45,548

		83,248

Household Durables—1.4%
Harman International Industries, Inc.	400	39,096

Insurance—3.2%
American International Group, Inc.	1,500	90,510

Internet & Catalog Retail—1.0%
EVINE Live, Inc. (b)	10,000	26,900

Internet Software & Services—5.4%
Facebook, Inc., Class A (b)	1,200	107,316
HomeAway, Inc. (b)	1,500	43,035

		150,351

AllianzGI U.S. Unconstrained Equity Portfolio

August 31, 2015 (unaudited) (continued)

	Shares	Value*
Media—1.5%
Scripps Networks Interactive, Inc., Class A	800	$42,472

Multi-line Retail—2.9%
Burlington Stores, Inc. (b)	1,500	79,635

Oil, Gas & Consumable Fuels—2.6%
Pioneer Natural Resources Co.	300	36,918
Teekay Tankers Ltd., Class A	6,000	35,280

		72,198

Personal Products—1.6%
Coty, Inc., Class A (b)	1,500	45,465

Pharmaceuticals—1.3%
Pacira Pharmaceuticals, Inc. (b)	650	37,408

Real Estate Investment Trust—3.3%
American Tower Corp.	1,000	92,190

Road & Rail—3.7%
Hertz Global Holdings, Inc. (b)	2,500	46,075
Union Pacific Corp.	650	55,731

		101,806

Semiconductors & Semiconductor Equipment—2.5%
Marvell Technology Group Ltd.	3,000	33,810
Tower Semiconductor Ltd. (b)	3,000	36,330

		70,140

Software—5.2%
Activision Blizzard, Inc.	2,800	80,164
Microsoft Corp.	1,500	65,280

		145,444

Technology Hardware, Storage & Peripherals—7.5%
Apple, Inc.	1,300	146,588
Hewlett-Packard Co.	2,250	63,135

		209,723

Textiles, Apparel & Luxury Goods—3.4%
Under Armour, Inc., Class A (b)	1,000	95,530

Trading Companies & Distributors—1.5%
Air Lease Corp.	1,300	41,821

Total Common Stock (cost-$2,727,111)		2,708,104

	Principal Amount (000s)
Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 8/31/15, 0.00%, due 9/1/15, proceeds $103,000; collateralized by U.S. Treasury Notes, 1.75%, due 3/31/22, valued at $105,131 including accrued interest (cost-$103,000)	$103	103,000

Total Investments (cost-$2,830,111)—100.7%		2,811,104
Liabilities in excess of other assets-(0.7)%		(18,601)

Net Assets—100.0%		$2,792,503

AllianzGI U.S. Unconstrained Equity Portfolio

August 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written transactions outstanding at August 31, 2015, however the Portfolio had securities segregated as collateral for any transactions in the future.

(b)	Non-income producing.

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Portfolios’ sub-adviser Allianz Global Investors U.S. LLC. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the nine months ended August 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2015 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities):

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
Investments in Securities - Assets
Common Stock:
Australia	$—	$135,516	$—	$135,516
China	39,521	87,091	—	126,612
Denmark	—	54,234	—	54,234
France	29,475	72,569	—	102,044
Hong Kong	—	150,286	—	150,286
India	46,252	49,492	—	95,744
Israel	25,073	22,979		48,052
Italy	—	18,362	—	18,362
Japan	—	462,946	—	462,946
Korea (Republic of)	—	145,257	—	145,257
Malaysia	—	34,269	—	34,269
New Zealand	—	34,817	—	34,817
Poland	—	53,818	—	53,818
Singapore	—	15,311	—	15,311
South Africa	16,630	31,421	—	48,051
Switzerland	30,912	99,577	—	130,489
Taiwan	—	143,342	—	143,342
Thailand	—	29,174	—	29,174
United Kingdom	61,647	246,054	—	307,701
All Other	2,681,768	—	—	2,681,768
Repurchase Agreements	—	157,000	—	157,000
Certificates of Deposit	—	9,273	—	9,273

Totals	$2,931,278	$2,052,788	$—	$4,984,066

AllianzGI U.S. Unconstrained Equity:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/15
Investments in Securities - Assets
Common Stock	$2,708,104	$—	—	$2,708,104

Repurchase Agreements	—	103,000	—	103,000

Totals	$2,708,104	$103,000	—	$2,811,104

At August 31, 2015, the following Portfolios had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Global Small-Cap Opportunities	$48,366	(a)	—

(a) This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2014, which was applied on August 31, 2015.

At August 31, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Global Small-Cap Opportunities	$4,806,893	$368,691	$191,518	$177,173
AllianzGI U.S. Unconstrained Equity	2,830,111	236,355	255,362	(19,007)

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 20, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 20, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 20, 2015